ORGANIZATION AND SUMMARY SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - shares	1 Months Ended	6 Months Ended
	Jul. 18, 2017	Jun. 30, 2018	Dec. 31, 2017
Entity Incorporation, Date of Incorporation		Dec. 26, 2005
Entity Incorporation, State Country Name		Colorado
Cancelation of common stock		0
Common Stock Outstanding		70,947,390	39,114,709
Common stock issued		70,947,390	39,114,709
Options outstanding		8,193,750	1,156,250
Potentially dilutive securities outstanding		154,137,853	616,920
Robert Lee
Cancelation of common stock	30,536,100
Shareholders
Common Stock Outstanding	7,625,700
Common stock issued	23,187,876